Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Currency Forward Contracts

As at December 31, 2015, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2016	2017
				(in thousands of U.S. Dollars)
Norwegian Kroner	590,000	(10,688)	7.62	54,577	22,896
Euro	11,103	(45)	0.91	12,153	—
Singapore dollar	22,442	(776)	1.36	16,537	—

		(11,509)		83,267	22,896

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps

As at December 31, 2015, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
600,000	101,351	NIBOR	5.75%	7.49%	(36,504)	1.1
500,000	89,710	NIBOR	4.00%	4.94%	(33,714)	0.1
800,000	143,536	NIBOR	4.75%	6.07%	(56,985)	2.1
1,000,000	162,200	NIBOR	4.25%	6.42%	(56,124)	3.1

					(183,327)

Interest Rate Swap Agreements

As at December 31, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	950,000	(163,868)	6.7	3.9
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	1,268,357	(72,130)	5.7	2.6

		2,218,357	(235,998)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2015, ranged from 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of losses on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2015
Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion
696	—	(1,050)	Interest expense

696	—	(1,050)

Year Ended December 31, 2013
Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion
6	—	—	Vessel operating expenses
—	(52)	(59)	General and administrative expenses

6	(52)	(59)

Year Ended December 31, 2014
Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion
—	—	—

—	—	—

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swap	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)

	80	1,894	(10,023)	(201,456)	(221,329)

As at December 31, 2014
Foreign currency contracts	—	—	—	(8,490)	(2,778)
Cross currency swap	—	—	(1,105)	(6,496)	(112,902)
Interest rate swaps	—	4,660	(8,742)	(70,332)	(142,074)

	—	4,660	(9,847)	(85,318)	(257,754)

Effect of (Losses) Gains on Derivatives

The effect of the (losses) gains on these derivatives on the consolidated statements of income for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Realized losses relating to:
Interest rate swap termination	(10,876)	—	(31,798)
Interest rate swaps	(60,741)	(55,588)	(63,050)
Foreign currency forward contracts	(13,799)	(1,912)	(824)

	(85,416)	(57,500)	(95,672)

Unrealized gains (losses) relating to:
Interest rate swaps	11,952	(75,777)	133,488
Foreign currency forward contracts	(240)	(10,426)	(2,996)

	11,712	(86,203)	130,492

Total realized and unrealized (losses) gains on derivative instruments	(73,704)	(143,703)	34,820

Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income

The effect of the (loss) gain on cross currency swaps on the consolidated statements of income for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year ended December 31, 2015 $	Year ended December 31, 2014 $	Year ended December 31, 2013 $
Realized gain on partial termination of cross-currency swap	—	—	6,800
Realized (losses) gains	(10,140)	(1,992)	1,563
Unrealized losses	(61,734)	(93,953)	(38,596)

Total realized and unrealized losses on cross currency swaps	(71,874)	(95,945)	(30,233)